Segment Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 01, 2016 USD ($)	Jun. 02, 2016 USD ($)	Mar. 03, 2016 USD ($)	Dec. 03, 2015 USD ($)	Sep. 03, 2015 USD ($)	Jun. 04, 2015 USD ($)	Mar. 05, 2015 USD ($)	Dec. 04, 2014 USD ($)	Sep. 01, 2016 USD ($) segment	Sep. 03, 2015 USD ($)	Aug. 28, 2014 USD ($)
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Number of reportable segments | segment									4
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales	$ 3,217	$ 2,898	$ 2,934	$ 3,350	$ 3,600	$ 3,853	$ 4,166	$ 4,573	$ 12,399	$ 16,192	$ 16,358
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)	$ (32)	$ (27)	$ (5)	$ 232	$ 427	$ 631	$ 855	$ 1,085	168	2,998	3,087
Stock-based compensation									(191)	(168)	(115)
Restructure and asset impairments									(67)	(3)	(40)
Rambus settlement									0	0	(233)
Other									6	45	(232)
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									2,980	2,667	2,103
CNBU
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									4,529	6,725	7,333
SBU
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									3,262	3,687	3,480
MBU
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									2,569	3,692	3,627
EBU
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									1,939	1,999	1,774
All Other
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									100	89	144
Operating Segments
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									450	3,179	3,716
Operating Segments | CNBU
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									(25)	1,549	2,080
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									1,141	1,053	874
Operating Segments | SBU
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									(123)	(39)	328
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									844	761	495
Operating Segments | MBU
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									97	1,166	857
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									580	512	473
Operating Segments | EBU
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									473	459	370
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									379	321	225
Operating Segments | All Other
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									28	44	81
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									20	9	13
Unallocated
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income (loss)									(282)	(181)	(629)
Flow-through of inventory step up									0	0	(153)
Stock-based compensation									(191)	(167)	(114)
Restructure and asset impairments									(67)	(3)	(40)
Rambus settlement									0	0	(233)
Other									(24)	(11)	(89)
Depreciation and Amortization [Abstract]
Depreciation and amortization expense included in operating income									$ 16	$ 11	$ 23